EMPLOYEES' RETIREMENT PLANS	12 Months Ended
Jul. 31, 2017
Retirement Benefits [Abstract]
EMPLOYEES' RETIREMENT PLANS

8. EMPLOYEES’ RETIREMENT PLANS:

The Company sponsors a non-contributory Money Purchase Plan covering substantially all of its non-union employees. Operations were charged $399,651, $391,962, and $385,083, as contributions to the Plan for fiscal years 2017, 2016 and 2015, respectively.

MULTI-EMPLOYER PLAN:

The Company contributes to a union sponsored multi-employer pension plan covering its union employees. The Company contributions to the pension plan for the years ended July 31, 2017, 2016 and 2015 were $56,880, $53,405, and $45,782, respectively. Contributions and costs are determined in accordance with the provisions of negotiated labor contracts or terms of the plans. The Company also contributes to union sponsored health benefit plans.

Information as to the Company’s portion of accumulated plan benefits and plan assets is not reported separately by the pension plan. Under the Employee Retirement Income Security Act, upon withdrawal from a multi-employer benefit plan, an employer is required to continue to pay its proportionate share of the plan’s unfunded vested benefits, if any. Any liability under this provision cannot be determined: however, the Company has not made a decision to withdraw from the plan.

Information for contributing employer’s participation in the multi-employer plan:

Legal name of Plan:	United Food and Commercial Workers
Local 888 Pension Fund
Employer identification number:	13-6367793
Plan number:	001
Date of most recent Form 5500:	December 31, 2015
Certified zone status:	Critical Status
Status determination date:	January 1, 2017
Plan used extended amortization provisions in status calculation:	Yes
Minimum required contribution:	Yes
Employer contributing greater than 5% of Plan contributions for year
ended December 31, 2015:	Yes
Rehabilitation plan implemented:	Yes
Employer subject to surcharge:	Yes
Contract expiration date:	November 30, 2019

For the plan years 2017-2019, under the pension fund’s rehabilitation plan, the Company agreed to pay a minimum contribution rate equal to 9.1% of the prior year total contribution rate. The Company has 30 employees and has a contract, expiring November 30, 2019, with a union covering rates of pay, hours of employment and other conditions of employment for approximately 23% of its employees. The Company considers that its labor relations with its employees and union are good.